KEY MANAGEMENT PERSONNEL'S REMUNERATION - Directors' remuneration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Director option	Dec. 31, 2018 CNY (¥) Director option	Dec. 31, 2017 CNY (¥) Director option
Disclosure of transactions between related parties [line items]
Pension scheme contributions	¥ 1,075,000	¥ 695,000	¥ 668,000
Director [Member]
Disclosure of transactions between related parties [line items]
Fees	3,686	3,496	3,592
Salaries, allowances and benefits in kind	432	462	343
Performance related bonuses	1,904	1,013	617
Pension scheme contributions	314	286	228
Total paid/payable during the year	¥ 6,336	¥ 5,257	¥ 4,780
Number of directors exercised any share option | Director	0	0	0
Number of new share option granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company | option	0	0	0
Executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	¥ 0	¥ 0	¥ 0
Salaries, allowances and benefits in kind	432	462	343
Performance related bonuses	1,904	1,013	617
Pension scheme contributions	314	286	228
Total paid/payable during the year	2,650	1,761	1,188
Executive directors [member] | Yuan Guangyu [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	175	231	197
Performance related bonuses	1,034	546	455
Pension scheme contributions	128	143	134
Total paid/payable during the year	1,337	920	786
Executive directors [member] | Xu Keqiang [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	257	231	146
Performance related bonuses	870	467	162
Pension scheme contributions	186	143	94
Total paid/payable during the year	1,313	841	402
Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	0	0	0
Non-executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	0	0	0
Non-executive directors [member] | Liu Jian [member]
Disclosure of transactions between related parties [line items]
Fees		0	0
Salaries, allowances and benefits in kind		0	0
Performance related bonuses		0	0
Pension scheme contributions		0	0
Total paid/payable during the year		0	0
Non-executive directors [member] | Wu Guangqi [member]
Disclosure of transactions between related parties [line items]
Fees		0	0
Salaries, allowances and benefits in kind		0	0
Performance related bonuses		0	0
Pension scheme contributions		0	0
Total paid/payable during the year		0	0
Non-executive directors [member] | Wang Dongjin [member]
Disclosure of transactions between related parties [line items]
Fees	0	0
Salaries, allowances and benefits in kind	0	0
Performance related bonuses	0	0
Pension scheme contributions	0	0
Total paid/payable during the year	0	0
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	3,686	3,496	3,592
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	3,686	3,496	3,592
Independent non-executive directors [member] | Chiu Sung Hong [member]
Disclosure of transactions between related parties [line items]
Fees	985	946	972
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	985	946	972
Independent non-executive directors [member] | Lawrence J. Lau [member]
Disclosure of transactions between related parties [line items]
Fees	835	802	824
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	835	802	824
Independent non-executive directors [member] | Tse Hau Yin, Aloysius [member]
Disclosure of transactions between related parties [line items]
Fees	1,029	946	972
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	1,029	946	972
Independent non-executive directors [member] | Kevin G. Lynch [member]
Disclosure of transactions between related parties [line items]
Fees	294	802	824
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	294	¥ 802	¥ 824
Independent non-executive directors [member] | Qiu Zhi Zhong [member]
Disclosure of transactions between related parties [line items]
Fees	543
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total paid/payable during the year	¥ 543